Wahed Dow Jones Islamic World ETF
Schedule of Investments
August 31, 2023 (Unaudited)
	Shares	Value
COMMON STOCKS - 99.3% (b)
Aerospace and Defense - 0.8%
Safran SA	2,383	$383,562

Apparel and Textile Products - 3.0%
adidas AG	1,209	241,994
Compagnie Financière Richemont SA	3,646	518,469
Hermès International	235	484,814
Kering SA	482	258,536
		1,503,813
Automotive - 1.7%
BYD Co. Ltd. - Class H	6,188	193,963
Denso Corp.	3,510	240,108
Ferrari NV	900	286,207
NIO, Inc. - ADR (a)	9,975	102,443
		822,721
Biotechnology and Pharmaceuticals - 18.2%
Astellas Pharma, Inc.	12,719	193,469
AstraZeneca PLC	7,294	985,448
CSL Ltd.	3,404	603,026
Daiichi Sankyo Co. Ltd.	13,771	406,646
Genmab A/S (a)	442	169,927
GSK PLC	27,737	488,122
Novartis AG	16,983	1,717,239
Novo Nordisk A/S - Class B	11,364	2,108,321
Roche Holding AG - Non-Voting Share	5,038	1,484,734
Roche Holding AG - Voting Share	167	52,222
Sanofi	7,958	851,977
		9,061,131
Chemicals - 2.9%
Air Liquide SA	3,595	651,061
DSM BV (e)	47	100,965
DSM-Firmenich AG	864	79,849
Givaudan SA	1,017	156,871
Shin-Etsu Chemical Co. Ltd.	14,466	462,940
		1,451,686
Commercial Support Services - 2.9%
Compass Group PLC	29,862	754,146
Recruit Holdings Co. Ltd.	12,015	430,802
Waste Connections, Inc.	1,801	246,585
		1,431,533
Construction Materials - 0.6%
Sika AG	1,008	285,766

E-Commerce Discretionary - 2.7%
JD.com, Inc. - ADR	29,192	969,466
PDD Holdings, Inc. - ADR (a)	3,598	356,094
		1,325,560
Electrical Equipment - 3.3%
ABB Ltd.	11,872	452,836
Assa Abloy AB - Class B	6,805	153,440
Daikin Industries Ltd.	2,028	351,384
Schneider Electric SE	3,928	676,068
		1,633,728
Food - 2.8%
Nestle SA	11,437	1,377,749
		1,377,749
Health Care Facilities and Services - 0.8%
Lonza Group AG	484	267,906
Wuxi Biologics Cayman, Inc. (a)(c)	24,350	137,093
		404,999
Household Products - 6.0%
Kao Corp.	23,256	900,784
L'Oréal SA	1,763	776,489
Reckitt Benckiser Group PLC	5,140	371,381
Unilever PLC	18,506	947,847
		2,996,501
Industrial Support Services - 0.4%
Ashtead Group PLC	3,199	223,922

Internet, Media and Services - 5.8%
Meituan - Class B (a)(c)	32,885	538,875
NAVER Corp.	2,186	354,755
Prosus NV	8,144	563,758
Tencent Holdings Ltd.	35,008	1,450,901
		2,908,289
Machinery - 2.9%
Atlas Copco AB - Class A	17,703	234,345
Atlas Copco AB - Class B	10,885	125,601
FANUC Corp.	6,495	185,278
Keyence Corp.	1,413	587,387
SMC Corp.	393	190,581
Techtronic Industries Co. Ltd.	12,135	119,930
		1,443,122
Medical Equipment and Devices - 2.5%
Alcon, Inc.	3,536	295,931
EssilorLuxottica SA	2,091	394,661
Hoya Corp.	2,477	274,863
Olympus Corp.	8,908	120,570
Terumo Corp.	5,291	160,382
		1,246,407
Metals and Mining - 5.7%
Anglo American PLC	9,085	241,812
Barrick Gold Corp.	11,767	190,471
BHP Group Ltd.	35,374	1,027,515
Franco-Nevada Corp.	1,365	196,394
Rio Tinto Ltd.	3,642	266,303
Rio Tinto PLC	10,204	630,016
Vale SA - ADR	23,742	312,682
		2,865,193
Oil and Gas Producers - 2.3%
Canadian Natural Resources Ltd.	7,541	487,257
Lukoil PJSC - ADR (a)(d)(e)	3,928	–
Lukoil PJSC - GDR (a)(d)(e)	224	–
Suncor Energy, Inc.	9,377	317,222
Woodside Energy Group	13,611	326,338
		1,130,817
Renewable Energy - 0.3%
Vestas Wind Systems A/S (a)	7,160	165,765

Retail - Discretionary - 1.7%
Fast Retailing Co. Ltd.	1,281	294,590
Industria de Diseño Textil SA	7,439	285,494
Wesfarmers Ltd.	8,096	282,461
		862,545
Semiconductors - 14.0%
ASML Holding NV	2,888	1,905,461
Infineon Technologies AG	60,262	2,159,362
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	26,087	2,440,961
Tokyo Electron Ltd.	3,342	495,268
		7,001,052
Software - 7.0%
Constellation Software, Inc.	122	250,272
Dassault Systemes SE	4,820	191,521
SAP SE	7,536	1,053,646
Shopify, Inc. - Class A (a)	30,242	2,009,279
		3,504,718
Technology Hardware - 5.6%
Murata Manufacturing Co. Ltd.	21,637	111,308
Nidec Corp.	4,484	252,098
Samsung Electronics Co. Ltd.	3,772	197,740
Samsung SDI Co. Ltd.	37,446	1,895,319
Telefonaktiebolaget LM Ericsson - Class B	398	184,885
Xiaomi Corp. - Class B (a)(c)	98,688	155,550
		2,796,900
Technology Services - 3.0%
Adyen NV (a)(c)	208	174,394
Amadeus IT Group SA	2,834	194,704
Capgemini SE	1,051	196,601
Experian PLC	6,787	237,537
RELX PLC	13,985	456,851
Wolters Kluwer NV	1,807	218,089
		1,478,176
Transportation and Logistics - 2.4%
Canadian National Railway Co.	4,108	462,129
Canadian Pacific Railway Ltd. (a)	6,514	516,421
DSV A/S	1,277	243,147
		1,221,697
TOTAL COMMON STOCKS (Cost $51,084,575)		49,527,352

RIGHTS - 0.0% (f)
Constellation Software, Inc., Expiration: October 2023 (a)(b)	122	68
TOTAL RIGHTS (Cost $0)		68

WARRANTS - 0.0% (f)
Constellation Software, Inc., Expiration: March 2040, Exercise Price: TBD (a)(b)(d)(g)(h)	122	-
TOTAL RIGHTS (Cost $0)		-

TOTAL INVESTMENTS (Cost $51,084,575) — 99.3%		49,527,420
Other assets and liabilities, net — 0.7%		325,079
NET ASSETS — 100.0%		$49,852,499

Percentages are stated as a percent of net assets.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
PLC	Public Limited Company
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)
Security exempt from registration pursuant to Rule 144a under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Value determined based on estimated fair value. The value of this security totals $0, which represents 0.00% of total net assets. Classified as Level 3 in the fair value hierarchy.
(e)	Security has been deemed illiquid according to the Fund's liquidity guidelines. The value of these securities total $0, which represents 0.00% of total net assets.
(f)	Amount is less than 0.05%.
(g)	Expiration is the earlier of March 2040 or the first date on which all the outstanding Series 1 Debentures have matured or have otherwise been repurchased, redeemed or cancelled.
(h)	Each warrant will, upon exercise, entitle the holder to receive $100 CAD principal of Series 2 Debentures for each $100 principal amount of Series 1 Debentures tendered for repurchase by the company.

	COUNTRY	Percentage of Net Assets
	Switzerland	13.4%
	Japan	11.5%
	United Kingdom	10.7%
	France	9.8%
	Canada	9.4%
	Cayman Islands	7.4%
	Germany	6.9%
	Netherlands	6.5%
	Denmark	5.4%
	Australia	5.0%
	Taiwan	4.9%
	Republic of Korea	4.9%
	Sweden	1.3%
	Spain	1.0%
	Brazil	0.6%
	China	0.4%
	Hong Kong	0.2%
	Russian Federation	0.0%
	Total Country	99.3%
	RIGHTS	0.0%
	WARRANTS	0.0%
	TOTAL INVESTMENTS	99.3%
	Other assets and liabilities, net	0.7%
	NET ASSETS	100.0%

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels.
Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs
(including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of August 31, 2023:

	Level 1	Level 2	Level 3		Total
Investments - Assets:
Common Stocks*	$49,426,387	$100,965	$-	^	$49,527,352
Rights	68	-	-		68
Warrants	-	-	-	^	-
Total Investments - Assets	$49,426,455	$100,965	$-		$49,527,420

* See the Schedule of Investments for industry classifications.
^ The Fund held Level 3 securities at the end of the period valued at $-. The securities classified as Level 3 are deemed immaterial.